787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Municipal Opportunities Fund, a series of BlackRock Municipal Series Trust
(File No. 033-08058 and File No. 811-04802)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Series Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated September 28, 2017, for BlackRock Strategic Municipal Opportunities Fund (the “Fund”) filed under
Rule 497(c) with the Securities and Exchange Commission on October 3, 2017 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP